SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common stock subject to possible redemption (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Gross proceeds			$ 115,000,000
Common stock issuance costs			(1,625,220)
Accretion of carrying value to redemption value	$ 2,040,857	$ 1,084,374	3,350,220
Common stock subject to possible redemption, beginning	117,809,374	116,725,000
Shares Redeemed	(102,900,344)
Common stock subject to possible redemption, ending	$ 16,949,887	$ 117,809,374	$ 116,725,000